Other Equity Changes in the accumulated other comprehensive income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance		₩ 173,368	₩ 102,020	₩ 66,306
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(98,373)	191,178	142,205
Reclassification adjustments	[1]	(164,803)	(101,647)	(101,439)
Income tax effect		85	(18,183)	(5,052)
Ending balance		(89,723)	173,368	102,020
Gain (loss) on valuation of available-for-sale financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance		386,981	374,685	300,994
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		80,997	114,617	190,842
Reclassification adjustments	[1]	(164,803)	(101,647)	(101,439)
Income tax effect		(1,245)	(674)	(15,712)
Ending balance		301,930	386,981	374,685
Share of other comprehensive income (loss) of joint ventures and associates
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance		(1,863)	6,074	2,779
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		2,516	(9,274)	4,409
Income tax effect		(1,904)	1,337	(1,114)
Ending balance		(1,251)	(1,863)	6,074
Gain (loss) on foreign currency translation of foreign operations
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance		(48,353)	(70,789)	(107,721)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(193,272)	30,368	49,421
Income tax effect		(1,075)	(7,932)	(12,489)
Ending balance		(242,700)	(48,353)	(70,789)
Remeasurement gain (loss) related to defined benefit plan
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance		(163,397)	(197,579)	(119,375)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		6,216	45,096	(102,467)
Income tax effect		4,557	(10,914)	24,263
Ending balance		(152,624)	(163,397)	(197,579)
Gain (loss) on valuation of cash flow hedges
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance			(10,371)	(10,371)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		1,025	₩ 10,371
Income tax effect		(248)
Ending balance		777		₩ (10,371)
Transfer to non-current assets held for sale
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		4,145
Ending balance		₩ 4,145

[1]	For the change in gain (loss) on valuation of AFS financial assets, “reclassification” is disposal or recognition of impairment losses on AFS financial assets.